Inventories (Schedule Of Changes In Allowance For Obsolescence) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in Allowance for Obsolesence, Inventories [Roll Forward]
Balance at beginning of year	€ (25,627)	€ (65,287)
Deconsolidation ASMPT	0	39,146
Charged to cost of sales	(2,282)	(8,648)
Utilization	8,514	6,464
Foreign currency translation effect	(1,955)	2,698
Balance at end of year	€ (21,350)	€ (25,627)